UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     April 29, 2005

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   46

FORM 13F INFORMATION TABLE VALUE TOTAL:   $119,902,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     3404    39720 SH       SOLE                    35670              4050
ALCOA INC COM                  COM              013817101     3386   111415 SH       SOLE                    99135             12280
BRISTOL MYERS SQUIBB COM       COM              110122108     3983   156445 SH       SOLE                   141995             14450
CATERPILLAR INC DEL COM        COM              149123101     3323    36345 SH       SOLE                    31845              4500
CHEVRONTEXACO CORP COM         COM              166764100     4115    70570 SH       SOLE                    62370              8200
CISCO SYS INC COM              COM              17275R102      349    19490 SH       SOLE                     3840             15650
CITIGROUP INC COM              COM              172967101     3658    81403 SH       SOLE                    71603              9800
CONAGRA FOODS INC COM          COM              205887102     3694   136700 SH       SOLE                   119650             17050
CONOCOPHILLIPS COM             COM              20825C104     5241    48597 SH       SOLE                    43997              4600
CONSOLIDATED EDISON COM        COM              209115104     2615    62000 SH       SOLE                    62000
DELL INC COM                   COM              24702R101      423    11010 SH       SOLE                     2060              8950
DOW CHEM CO COM                COM              260543103     3602    72250 SH       SOLE                    63450              8800
DU PONT E I DE NEMOURS COM     COM              263534109     1478    28842 SH       SOLE                    28840                 2
EMERSON ELEC CO COM            COM              291011104     3193    49175 SH       SOLE                    43925              5250
EXELON CORP COM                COM              30161N101     3679    80180 SH       SOLE                    70230              9950
EXXON MOBIL CORP COM           COM              30231G102     6007   100784 SH       SOLE                    93584              7200
FEDERAL HOME LN MTG CP COM     COM              313400301      446     7060 SH       SOLE                     1260              5800
GENERAL ELEC CO COM            COM              369604103     3426    95000 SH       SOLE                    83250             11750
HEWLETT PACKARD CO COM         COM              428236103     3597   163950 SH       SOLE                   143850             20100
INTEL CORP COM                 COM              458140100      256    11035 SH       SOLE                     1935              9100
INTERNATIONAL BUS MACH COM     COM              459200101      483     5290 SH       SOLE                     1340              3950
JOHNSON & JOHNSON COM          COM              478160104     3422    50960 SH       SOLE                    47360              3600
JPMORGAN CHASE & CO COM        COM              46625H100     3159    91295 SH       SOLE                    79945             11350
KIMBERLY CLARK CORP COM        COM              494368103     3763    57250 SH       SOLE                    50250              7000
LINCOLN NATL CORP IND COM      COM              534187109     4113    91125 SH       SOLE                    82925              8200
MCGRAW HILL COS INC COM        COM              580645109     3576    40990 SH       SOLE                    36290              4700
MERCK & CO INC COM             COM              589331107     3501   108170 SH       SOLE                    94720             13450
MICROSOFT CORP COM             COM              594918104      430    17790 SH       SOLE                     3390             14400
NATIONAL FUEL GAS N J COM      COM              636180101     4349   152105 SH       SOLE                   135955             16150
NORFOLK SOUTHERN CORP COM      COM              655844108      231     6225 SH       SOLE                     6225
PEOPLES ENERGY CORP COM        COM              711030106     3005    71690 SH       SOLE                    68490              3200
PFIZER INC COM                 COM              717081103     3517   133865 SH       SOLE                   114365             19500
PITNEY BOWES INC COM           COM              724479100     3422    75850 SH       SOLE                    66400              9450
PNC FINL SVCS GROUP COM        COM              693475105      566    11000 SH       SOLE                    11000
PROCTER & GAMBLE CO COM        COM              742718109     3008    56750 SH       SOLE                    50000              6750
PUBLIC SVC ENTERPRISE COM      COM              744573106      418     7690 SH       SOLE                     7690
SBC COMMUNICATIONS INC COM     COM              78387G103     3011   127100 SH       SOLE                   127100
SYSCO CORP COM                 COM              871829107     3349    93550 SH       SOLE                    82000             11550
UNITED TECHNOLOGIES CP COM     COM              913017109     3462    34050 SH       SOLE                    30550              3500
US BANCORP DEL COM NEW         COM              902973304     3798   131786 SH       SOLE                   116036             15750
VERIZON COMMUNICATIONS COM     COM              92343V104      313     8828 SH       SOLE                     8828
WELLS FARGO & CO NEW COM       COM              949746101     3296    55125 SH       SOLE                    48275              6850
WEYERHAEUSER CO COM            COM              962166104      339     4950 SH       SOLE                     4950
WYETH COM                      COM              983024100      811    19220 SH       SOLE                    19220
COMPANIA ANONM TEL VEN SPON AD ADR              204421101      427    22590 SH       SOLE                     3890             18700
GLAXOSMITHKLINE PLC SPONSORED  ADR              37733W105      257     5590 SH       SOLE                     2390              3200